Accounts Payable and Accrued Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities

Note 5 – Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities consisted of the following:

	September 30,	December 31,
	2021	2020
Accounts payable	$864,558	$918,639
Sales commissions payable	40,758	48,263
Accrued payroll liabilities	255,462	288,071
Product warranty accrual	172,868	173,365
Other accrued expenses	340,442	356,623
Total	$1,674,088	$1,784,961

Note 8 – Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities consisted of the following:

	As of December 31,
	2020	2019
Accounts payable	$918,639	$1,299,015
Sales commissions payable	48,263	69,532
Accrued payroll liabilities	288,071	169,052
Product warranty accrual	173,365	185,234
Other accrued expenses	356,623	110,127
Total	$1,784,961	$1,832,959

Accounts payable and other accrued expenses includes $402,651 relating to a one-time warranty issue experienced on three customers’ projects. The expenses related to parts and labor to repair units that had been delivered to these customers prior to year-end. Since the issue is limited to these three projects and is not anticipated to reoccur in the future, we have made no adjustment to the ongoing 1% warranty reserve that we accrue on all sales.